Subsequent Events (Details) - 1 months ended Dec. 31, 2025 - Subsequent Event [Member] $ / shares in Units, $ in Millions, $ in Millions	USD ($) $ / shares shares	HKD ($) shares
Subsequent Events [Line Items]
Consideration of the transaction	$ 38.6	$ 300
Gross proceeds	150.0
FEC Holdings and FEC Hotel [Member]
Subsequent Events [Line Items]
Consideration of the transaction	$ 280.0
IPO [Member]
Subsequent Events [Line Items]
Share issue | shares	15,000,000	15,000,000
Price per share | $ / shares	$ 10
Hilton Garden Inn [Member]
Subsequent Events [Line Items]
Sale and purchase agreement	100.00%
Regalia Hotel [Member]
Subsequent Events [Line Items]
Sale and purchase agreement to purchase	80.00%	80.00%
Ritz Carlton Hotel [Member]
Subsequent Events [Line Items]
Sale and purchase agreement to purchase	50.00%	50.00%